Convertible Notes	6 Months Ended
Mar. 31, 2024
Convertible Notes [Abstract]
CONVERTIBLE NOTES

NOTE 11 – CONVERTIBLE NOTES

On January 19, 2024, the Company entered into a securities purchase agreement with Streeterville Capital, LLC, a Utah limited liability company relating to the issuance and sale of a senior unsecured convertible note in the principal amount of $550,000, at a purchase price of $500,000. The Note is convertible into ordinary shares, par value $0.0001 per share, of the Company.

On January 22, 2024, the Company completed its issuance and sale to the Buyer of the Note pursuant to the Securities Purchase Agreement. The gross proceeds from the sale of the Note were $500,000, prior to deducting transaction fees and estimated expenses.

The Note bears a simple interest at a rate of 7% per annum. All outstanding principal and accrued interest on the Note will become due and payable on January 22, 2025 (the “Maturity Date”), which is twelve (12) months after the purchase price of the Note is delivered by the Buyer to the Company. The Note includes an original issue discount of $40,000, along with $10,000 for the Buyer’s legal fees, accounting costs, due diligence, monitoring, and other transaction costs incurred in connection with the purchase and sale of the Note.

The Note has a redemption conversion price (the “Conversion Price”) equal to eighty percent (80%) of the lowest daily VWAP (the dollar volume-weighted average price for ordinary shares on the Nasdaq Capital Market) during the ten (10) consecutive trading days immediately preceding the conversion date or other date of determination, but not lower than US$0.1436 (or such lower amount as permitted, from time to time, by Nasdaq or other principal market) per ordinary share (the “Floor Price”). Beginning on the date that is six (6) months from the Purchase Price Date until the Outstanding Balance (each as defined in the Note) has been paid in full, the Buyer may convert the Note at its option into ordinary shares at the Conversion Price up to the Maximum Monthly Redemption Amount (as defined in the Note), provided that, in no event shall there be an Equity Conditions Failure Amount on the applicable Redemption Date (each as defined in the Note), and such failure is not waived in writing by the Buyer; or shall the Conversion Price be less than the Floor Price. The Company may, at its election, prepay all or any portion of the Outstanding Balance under the Note prior to the Maturity Date at a cash price equal to 120% of the portion of the Outstanding Balance to be prepaid.

Upon the occurrence of a Trigger Event (as defined in the Note), the Buyer shall have the right to increase the balance of the Note by 15% for Major Trigger Event (as defined in the Note) and 5% for Minor Trigger Event (as defined in the Note), which are at 25% in the aggregate. In addition, the Note provides that upon the occurrence of an Event of Default (as defined in the Note), the interest rate shall accrue on the Outstanding Balance at the rate equal to the lesser of 22% per annum or the maximum rate permitted under applicable law.  As of March 31, 2024, the Company has not experienced any events triggering the provisions. During this reporting period, the company has been experiencing losses. Including the converted common shares in the diluted earnings per share calculation would reduce the loss per share, resulting in an anti-dilutive effect. Therefore, the converted common shares have not been considered in the calculation of diluted earnings per share.

The amortized cost of the convertible notes as of March 31, 2024 and September 30, 2023 consisted of the following:

	March 31,	September 30,
	2024	2023
	(Unaudited)	-
Convertible Notes- Issued in Jan, 2024	$550,000	$-
Less debt discount and debt issuance cost	38,970	-
	511,030	-
Less current portion of convertible notes payable	511,030	-
Long-term convertible notes payable	$-	$-

During the six months ended March 31, 2024 and 2023, the Company recognized interest expense on convertible notes payable of $9,625 and nil, and amortization of debt discount, included in interest expense of $11,030 and nil, respectively.

On June 24, 2024, the Company repaid the convertible promissory note dated January 19, 2024 in full, and the investor released the Company from any and all obligations and liabilities under the note. As a result, the note was deemed paid in full, canceled and of no further force or effect.